Pioneer AMT-Free Municipal Fund
Schedule of Investments  |  March 31, 2024

A: PBMFX	C: MNBCX	Y: PBYMX

Schedule of Investments  |  3/31/24
(unaudited)
Principal Amount USD ($)		Value
	UNAFFILIATED ISSUERS — 98.5%
	Municipal Bonds — 98.5% of Net Assets(a)
	Alabama — 0.5%
5,000,000	University of Alabama, Series A, 3.00%, 7/1/38	$ 4,527,700
	Total Alabama	$4,527,700

	Arizona — 0.5%
6,040,000	Arizona Industrial Development Authority, 3.00%, 2/1/45	$ 4,585,508
	Total Arizona	$4,585,508

	California — 6.0%
12,595,000(b)(c)	Anaheim Public Financing Authority, Public Improvements Project, Series C, 9/1/36 (AGM Insured)	$ 8,489,786
36,350,000(c)	California County Tobacco Securitization Agency, Capital Appreciation, Stanislaus County, Subordinated, Series D, 6/1/55	2,960,344
2,985,000	California Educational Facilities Authority, Stanford University, Series U-7, 5.00%, 6/1/46	3,615,044
12,900,000	California Health Facilities Financing Authority, Cedars-Sinai Health System, Series A, 3.00%, 8/15/51	10,320,645
10,000,000	California Health Facilities Financing Authority, Commonspirit Health, Series A, 4.00%, 4/1/44	9,715,000
2,000,000	City of Oroville, Oroville Hospital, 5.25%, 4/1/49	1,287,220
30,000,000(c)	Golden State Tobacco Securitization Corp., Series B-2, 6/1/66	3,385,800
3,000,000	Long Beach Bond Finance Authority, Series A, 5.50%, 11/15/37	3,390,300
1,700,000(d)	Pomona Unified School District, Series A, 6.55%, 8/1/29 (NATL Insured)	1,832,889
7,000,000(d)	San Bernardino City Unified School District, San Bernadino County, California, Series F, 3.00%, 8/1/44 (AGM Insured)	5,842,130
	Total California	$50,839,158

	Colorado — 1.6%
7,040,000	Colorado Health Facilities Authority, Advent Health Obligated Group, Series A, 3.00%, 11/15/51	$ 5,199,533
5,000,000	Dominion Water & Sanitation District, 5.875%, 12/1/52	4,985,950
5,000,000	Metro Wastewater Reclamation District, Series A, 2.50%, 4/1/45	3,572,650
	Total Colorado	$13,758,133

1Pioneer AMT-Free Municipal Fund | 3/31/24

Principal Amount USD ($)		Value
	Connecticut — 0.8%
2,000,000	Mohegan Tribal Finance Authority, 7.00%, 2/1/45 (144A)	$ 2,004,320
5,985,000(d)	State of Connecticut, Series B, 2.00%, 6/1/36	4,756,818
	Total Connecticut	$6,761,138

	District of Columbia — 2.3%
9,715,000	District of Columbia Tobacco Settlement Financing Corp., Asset-Backed, 6.75%, 5/15/40	$ 10,062,797
84,000,000(c)	District of Columbia Tobacco Settlement Financing Corp., Asset-Backed, Series C, 6/15/55	9,279,480
	Total District of Columbia	$19,342,277

	Florida — 10.5%
2,935,000	Broward County Water & Sewer Utility Revenue, Series A, 3.00%, 10/1/41	$ 2,511,333
6,145,000	County of Hillsborough, 3.00%, 8/1/41	5,229,334
7,690,000	County of Hillsborough, 3.25%, 8/1/48	6,211,059
5,375,000	County of Hillsborough Utility Revenue, 3.00%, 8/1/36	5,247,129
4,500,000	County of Hillsborough Utility Revenue, 3.00%, 8/1/37	4,123,935
3,500,000	County of Hillsborough Utility Revenue, Series A, 2.00%, 8/1/40	2,486,470
10,000,000	County of Miami-Dade Water & Sewer System Revenue, Series B, 3.00%, 10/1/49	7,387,200
13,500,000	County of Miami-Dade Water & Sewer System Revenue, Series B, 4.00%, 10/1/49	13,006,035
8,255,000	Hillsborough County Industrial Development Authority, 3.50%, 8/1/55 (BAM-TCRS Insured)	6,851,650
4,000,000	Hillsborough County Industrial Development Authority, Tampa General Hospital, 3.50%, 8/1/55	3,162,000
1,000,000	Sarasota County Public Hospital District, Sarasota Memorial Hospital Project, 4.00%, 7/1/48	954,380
7,485,000	South Broward Hospital District, Series A, 2.50%, 5/1/47	4,796,687
500,000	State of Florida, Department of Transportation Turnpike System Revenue, Series B, 3.00%, 7/1/49	396,345
5,000,000	State of Florida, Department of Transportation Turnpike System Revenue, Series B, 4.00%, 7/1/47	4,886,450
4,645,000(d)	State of Florida, Department Transportation Right of Way, Series A, 3.25%, 7/1/37	4,474,714
Pioneer AMT-Free Municipal Fund | 3/31/242

Schedule of Investments  |  3/31/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Florida — (continued)
5,000,000	State of Florida Department of Transportation Turnpike System Revenue, 4.00%, 7/1/43	$ 5,010,100
16,000,000	State of Florida Department of Transportation Turnpike System Revenue, Series C, 3.00%, 7/1/51	12,323,520
	Total Florida	$89,058,341

	Georgia — 2.9%
3,800,000	Brookhaven Development Authority, Children's Healthcare Of Atlanta, Inc., Series A, 4.00%, 7/1/44	$ 3,750,068
2,040,000(d)	County of Fulton, Library Bond, 3.25%, 7/1/37	1,931,411
2,870,000(d)	County of Fulton, Library Bond, 3.50%, 7/1/39	2,737,119
10,000,000	County of Fulton Water & Sewerage Revenue, Series A, 2.25%, 1/1/42	7,178,100
4,000,000	Forsyth County Water & Sewerage Authority, 3.00%, 4/1/44	3,297,560
4,000,000	Gainesville & Hall County Hospital Authority, Series A, 4.00%, 2/15/51	3,707,360
2,000,000	Main Street Natural Gas, Inc., Series A, 4.00%, 5/15/39	1,881,080
	Total Georgia	$24,482,698

	Illinois — 1.0%
1,500,000	Illinois Finance Authority, Northwestern Memorial Healthcare, Series A, 4.00%, 7/15/36	$ 1,525,275
2,175,000	Illinois Finance Authority, Northwestern Memorial Healthcare, Series A, 4.00%, 7/15/37	2,203,253
3,000,000	Illinois Finance Authority, Northwestern Memorial Healthcare, Series A, 4.00%, 7/15/47	2,893,500
2,010,000(b)	Metropolitan Pier & Exposition Authority, Mccormick Place Convention, 7.00%, 7/1/26	2,094,923
	Total Illinois	$8,716,951

	Indiana — 1.2%
7,235,000	Indiana Finance Authority, Indiana University Health Obligated Group, Series A, 4.00%, 12/1/40	$ 7,108,821
3,000,000	Indiana University, Series A, 4.00%, 6/1/42	2,933,370
	Total Indiana	$10,042,191

	Maine — 0.4%
1,250,000	Maine Health & Higher Educational Facilities Authority, Series C, 5.125%, 7/1/52 (AGM ST AID WITHHLDG Insured)	$ 1,298,825
3Pioneer AMT-Free Municipal Fund | 3/31/24

Principal Amount USD ($)		Value
	Maine — (continued)
1,000,000	Maine Health & Higher Educational Facilities Authority, Series C, 5.50%, 7/1/47 (AGM ST AID WITHHLDG Insured)	$ 1,066,030
1,000,000	Maine Turnpike Authority, 3.00%, 7/1/40	860,740
	Total Maine	$3,225,595

	Maryland — 1.8%
900,000(e)	Maryland Economic Development Corp., Senior Lien-Chesapeake Bay, Series A, 5.00%, 12/1/16	$ 537,750
400,000(e)	Maryland Economic Development Corp., Senior Lien-Chesapeake Bay, Series B, 5.00%, 12/1/16	239,000
5,180,000	Washington Suburban Sanitary Commission, Consolidated Public Improvement, 3.00%, 6/1/37 (CNTY GTD Insured)	4,797,975
6,165,000	Washington Suburban Sanitary Commission, Consolidated Public Improvement, 3.00%, 6/1/45 (CNTY GTD Insured)	5,021,886
6,000,000	Washington Suburban Sanitary Commission, Consolidated Public Improvement, 3.00%, 6/1/47 (CNTY GTD Insured)	4,733,160
	Total Maryland	$15,329,771

	Massachusetts — 17.5%
3,485,000(d)	Cape Cod Regional Technical High School District, School Project Loan Chapter 70 B, 4.00%, 11/15/37	$ 3,568,431
3,485,000(d)	Cape Cod Regional Technical High School District, School Project Loan Chapter 70 B, 4.00%, 11/15/38	3,554,421
1,055,000(d)	City of Beverly, 3.125%, 10/15/39	940,068
3,000,000(d)	City of Quincy, 2.00%, 6/1/46	2,027,760
1,860,000(d)	City of Revere, 2.125%, 9/1/41 (ST AID WITHHLDG Insured)	1,300,791
2,000,000(d)	City of Revere, 2.25%, 9/1/43 (ST AID WITHHLDG Insured)	1,379,220
4,875,000(d)	City of Somerville, 2.125%, 10/15/40	3,488,843
4,980,000(d)	City of Somerville, 2.125%, 10/15/41	3,472,604
3,765,000(d)	City of Somerville, 4.00%, 5/1/52	3,552,993
15,000,000(d)	Commonwealth of Massachusetts, Series C, 2.75%, 3/1/50	10,805,850
4,600,000	Massachusetts Development Finance Agency, Boston University, Series FF, 4.00%, 10/1/46	4,590,846
1,000,000	Massachusetts Development Finance Agency, Boston University, Series FF, 5.00%, 10/1/48	1,090,220
8,690,000	Massachusetts Development Finance Agency, Broad Institute, 4.00%, 4/1/41	8,588,066
Pioneer AMT-Free Municipal Fund | 3/31/244

Schedule of Investments  |  3/31/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Massachusetts — (continued)
2,000,000	Massachusetts Development Finance Agency, Broad Institute, 5.00%, 4/1/37	$ 2,121,280
23,270,000	Massachusetts Development Finance Agency, Harvard University, Series A, 5.00%, 7/15/40	27,908,176
2,500,000	Massachusetts Development Finance Agency, Lawrence General Hospital, Series A, 5.50%, 7/1/44	2,110,225
4,000,000	Massachusetts Development Finance Agency, Lowell General Hospital, Series G, 5.00%, 7/1/44	3,895,880
400,000	Massachusetts Development Finance Agency, Milford Regional Medical Center, Series F, 5.625%, 7/15/36	389,388
500,000	Massachusetts Development Finance Agency, Milford Regional Medical Center, Series F, 5.75%, 7/15/43	459,460
5,000,000	Massachusetts Development Finance Agency, Partner’s Healthcare System, 4.00%, 7/1/41	4,900,900
875,000	Massachusetts Development Finance Agency, Tufts University, Series Q, 4.00%, 8/15/38	878,614
1,000,000	Massachusetts Development Finance Agency, Wellforce, Series C, 3.00%, 10/1/45 (AGM Insured)	785,390
6,600,000	Massachusetts Development Finance Agency, WGBH Educational Foundation, Series A, 5.75%, 1/1/42 (AMBAC Insured)	8,432,028
4,080,000(c)	Massachusetts Development Finance Agency, WGBH Educational Foundation, Series B, 1/1/38 (AGC Insured)	2,349,876
835,000	Massachusetts Development Finance Agency, Woods Hole Oceanographic Institution, 5.00%, 6/1/38	889,759
500,000	Massachusetts Development Finance Agency, Woods Hole Oceanographic Institution, 5.00%, 6/1/48	517,670
11,950,000	Massachusetts Health & Educational Facilities Authority, Massachusetts Institute of Technology, Series K, 5.50%, 7/1/32	14,746,300
10,000,000(d)	Town of Brookline, 3.00%, 3/15/45	8,143,800
4,000,000(d)	Town of Hingham, 2.00%, 2/15/40	2,873,480
3,000,000(d)	Town of Milford, 2.00%, 12/1/40	2,144,160
2,200,000(d)	Town of Milford, 2.125%, 12/1/48	1,387,342
2,000,000(d)	Town of Plymouth, Municipal Purpose Loan, 3.00%, 5/1/31	1,956,520
1,535,000(d)	Town of Plymouth, Municipal Purpose Loan, 3.375%, 5/1/32	1,535,691
1,265,000(d)	Town of Plymouth, Municipal Purpose Loan, 3.50%, 5/1/35	1,265,519
3,500,000(d)	Town of Plymouth, Municipal Purpose Loan, 3.50%, 5/1/44	3,160,395
5Pioneer AMT-Free Municipal Fund | 3/31/24

Principal Amount USD ($)		Value
	Massachusetts — (continued)
4,160,000(d)	Town of Stoughton, Municipal Purpose Loan, 3.00%, 10/15/37	$ 3,830,736
3,000,000(d)	Town of Swampscott, 3.00%, 3/1/52	2,307,660
2,370,000(d)	Town of Weymouth, 2.00%, 8/15/41	1,669,641
	Total Massachusetts	$149,020,003

	Michigan — 1.0%
10,000,000	Michigan State Building Authority, Series I, 3.00%, 10/15/45	$ 8,322,100
	Total Michigan	$8,322,100

	Minnesota — 0.6%
5,000,000	City of Rochester, Health Care Facilities, Mayo Clinic, 4.00%, 11/15/48	$ 4,874,250
	Total Minnesota	$4,874,250

	Missouri — 0.4%
4,000,000	Health & Educational Facilities Authority of the State of Missouri, Mercy Health, Series F, 4.00%, 11/15/45	$ 3,814,000
	Total Missouri	$3,814,000

	Nebraska — 1.6%
3,870,000(d)	Lancaster County School District 001, Lincoln Public Schools, 2.00%, 1/15/43	$ 2,539,223
14,750,000	University of Nebraska Facilities Corp., Green Bond, Series B, 3.00%, 7/15/54	10,840,365
	Total Nebraska	$13,379,588

	Nevada — 0.4%
5,000,000(d)	State of Nevada, Series A, 2.00%, 5/1/41	$ 3,428,700
	Total Nevada	$3,428,700

	New Hampshire — 1.4%
5,000,000	New Hampshire Health and Education Facilities Authority Act, Series A, 5.00%, 8/1/59	$ 5,234,000
4,000,000	New Hampshire Health and Education Facilities Authority Act, Catholic Medical Centre, 3.75%, 7/1/40	3,092,560
1,185,000	New Hampshire Municipal Bond Bank, Series A, 2.50%, 2/15/47 (ST INTERCEPT Insured)	801,605
3,815,000	New Hampshire Municipal Bond Bank, Series A, 2.50%, 2/15/51 (ST INTERCEPT Insured)	2,425,730
	Total New Hampshire	$11,553,895

Pioneer AMT-Free Municipal Fund | 3/31/246

Schedule of Investments  |  3/31/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	New Jersey — 1.6%
4,000,000	New Jersey Educational Facilities Authority, Series C, 2.00%, 3/1/38	$ 2,982,360
7,500,000	New Jersey Transportation Trust Fund Authority, Series BB, 5.00%, 6/15/46	8,129,700
2,100,000	New Jersey Turnpike Authority, Series B, 4.50%, 1/1/48	2,172,156
	Total New Jersey	$13,284,216

	New York — 9.5%
5,000,000	Metropolitan Transportation Authority, Climate Bond Certified, Series A, 4.00%, 11/15/48 (BAM Insured)	$ 4,798,500
5,000,000	New York City Housing Development Corp., 3.05%, 5/1/50	3,792,450
500,000	New York City Housing Development Corp., 4.80%, 2/1/53	506,450
5,000,000	New York City Housing Development Corp., Sustainability Bond, Series C, 2.75%, 2/1/51 (HUD SECT 8 FANNIE MAE Insured)	3,466,400
3,000,000	New York City Housing Development Corp., Sustainability Development Bond, Series F-1, 4.90%, 11/1/57 (REMIC FHA INS 542 (c) Insured)	3,043,680
40,000,000(c)	New York Counties Tobacco Trust, Series F, 6/1/60	2,584,400
5,000,000	New York Liberty Development Corp., 4 World Trade Center Project, Series A, 3.00%, 11/15/51	3,801,250
5,000,000	New York State Dormitory Authority, Series A, 3.00%, 3/15/42	4,271,450
11,400,000	New York State Dormitory Authority, Series A, 3.00%, 7/1/48	8,757,822
1,000,000	New York State Dormitory Authority, Series A, 4.00%, 7/1/35	1,023,230
5,400,000	New York State Dormitory Authority, Series A, 4.00%, 3/15/47	5,265,108
3,700,000	New York State Dormitory Authority, Series A, 4.00%, 3/15/54	3,550,039
4,000,000	New York State Dormitory Authority, Series A, 5.25%, 3/15/52	4,397,200
5,000,000	New York State Dormitory Authority, Series E, 4.00%, 3/15/42	5,033,850
10,000,000	New York State Dormitory Authority, Columbia University, Series A-2, 5.00%, 10/1/46	12,026,500
5,515,000	New York State Dormitory Authority, Insured-FIT Student Housing Corp., 5.25%, 7/1/24 (NATL Insured)	5,514,283
1,705,152	New York State Housing Finance Agency, Series A, 1.65%, 5/15/39 (FNMA Insured)	1,217,666
7Pioneer AMT-Free Municipal Fund | 3/31/24

Principal Amount USD ($)		Value
	New York — (continued)
1,000,000	New York State Housing Finance Agency, Series A-1, 3.95%, 11/1/60 (SONYMA Insured)	$ 865,440
1,500,000	Port Authority of New York & New Jersey, Consolidated Ninety-Third Series, 6.125%, 6/1/94	1,505,100
1,385,000	Suffolk Regional Off-Track Betting Co., 5.75%, 12/1/44	1,412,008
4,000,000	Suffolk Regional Off-Track Betting Co., 6.00%, 12/1/53	4,073,800
	Total New York	$80,906,626

	North Carolina — 1.2%
1,000,000	City of Charlotte Airport Revenue, Charlotte Douglas International Airport Revenue, Series A, 4.00%, 7/1/52	$ 969,050
3,000,000	City of Charlotte Storm Water Revenue, 4.00%, 12/1/43	3,014,040
3,250,000	City of Charlotte Water & Sewer System Revenue, 2.25%, 7/1/50	1,978,730
5,920,000	County of Union, Enterprise System Revenue, 3.00%, 6/1/51	4,604,635
	Total North Carolina	$10,566,455

	Ohio — 3.6%
13,800,000	Buckeye Tobacco Settlement Financing Authority, Senior Class 2, Series B-2, 5.00%, 6/1/55	$ 13,050,246
2,500,000	Ohio State University, Series A, 4.00%, 12/1/48	2,443,700
16,780,000	State of Ohio, Series A, 4.00%, 1/15/50	15,393,636
	Total Ohio	$30,887,582

	Oregon — 3.3%
5,000,000(d)	Clackamas County School District No 7J Lake Oswego, 4.00%, 6/1/43 (SCH BD GTY Insured)	$ 5,008,500
15,000,000	Medford Hospital Facilities Authority, Series A, 3.00%, 8/15/50 (AGM Insured)	10,989,300
2,000,000(c)(d)	Multnomah County School District No. 40, Deferred Interest, Series B, 6/15/30 (SCH BD GTY Insured)	1,631,240
2,000,000(c)(d)	Multnomah County School District No. 40, Deferred Interest, Series B, 6/15/31 (SCH BD GTY Insured)	1,572,540
1,715,000(c)(d)	Multnomah County School District No. 40, Deferred Interest, Series B, 6/15/32 (SCH BD GTY Insured)	1,300,656
5,000,000	Oregon Health & Science University, Green Bond, Series A, 3.00%, 7/1/51	3,733,900
5,000,000	University of Oregon, Series A, 3.50%, 4/1/52 (BAM-TCRS Insured)	4,322,650
	Total Oregon	$28,558,786

Pioneer AMT-Free Municipal Fund | 3/31/248

Schedule of Investments  |  3/31/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Pennsylvania — 5.9%
825,000	Chester County Industrial Development Authority, Collegium Charter School, Series A, 5.125%, 10/15/37	$ 793,667
175,000	Chester County Industrial Development Authority, Collegium Charter School, Series A, 5.25%, 10/15/47	160,202
3,725,000	Delaware County Industrial Development Authority, Chester Charter School Arts Project, Series A, 5.125%, 6/1/46 (144A)	3,473,786
10,000,000	Montgomery County Higher Education and Health Authority, Thomas Jefferson University, Series B, 4.00%, 5/1/56	9,155,600
4,750,000	Pennsylvania Higher Educational Facilities Authority, Thomas Jefferson University, Series A, 5.00%, 9/1/39	4,803,627
1,000,000	Pennsylvania Housing Finance Agency, Series 129, 3.35%, 10/1/45	821,210
2,000,000	Pennsylvania Housing Finance Agency, Series 129, 3.40%, 10/1/49	1,649,540
14,890,000	Pennsylvania Turnpike Commission, Series A, 3.00%, 12/1/51	11,012,197
10,000,000	Pennsylvania Turnpike Commission, Series A, 4.00%, 12/1/51	9,616,600
3,750,000	Philadelphia Authority for Industrial Development, Childrens Hospital Philadelphia, 4.00%, 7/1/36	3,805,950
2,500,000	Philadelphia Authority for Industrial Development, Childrens Hospital Philadelphia, 4.00%, 7/1/37	2,514,275
3,000,000	Philadelphia Authority for Industrial Development, Thomas Jefferson University, Series A, 4.00%, 9/1/42	2,894,130
	Total Pennsylvania	$50,700,784

	Rhode Island — 1.2%
7,050,000(f)	Tender Option Bond Trust Receipts/Certificates, RIB, Series 2019, 2.12%, 9/1/47 (144A)	$ 6,625,167
20,000,000(c)	Tobacco Settlement Financing Corp., Asset-Backed, Series B, 6/1/52	3,604,200
	Total Rhode Island	$10,229,367

	South Carolina — 0.4%
5,000,000(d)	County of Charleston, Series A, 2.00%, 11/1/39	$ 3,576,250
	Total South Carolina	$3,576,250

	Texas — 8.9%
5,000,000	Central Texas Regional Mobility Authority, Senior Lien, Series D, 3.00%, 1/1/46	$ 3,887,150
10,000,000	City of Houston Combined Utility System Revenue, Series C, 2.50%, 11/15/40	7,769,600
9Pioneer AMT-Free Municipal Fund | 3/31/24

Principal Amount USD ($)		Value
	Texas — (continued)
10,000,000	Dallas Area Rapid Transit, Series B, 3.00%, 12/1/47	$ 7,790,300
4,235,000(d)	Denton Independent School District, 5.00%, 8/15/53 (PSF-GTD Insured)	4,590,655
500,000(d)	Garland Independent School District, Series A, 5.00%, 2/15/37 (PSF-GTD Insured)	577,815
400,000(d)	Garland Independent School District, Series A, 5.00%, 2/15/38 (PSF-GTD Insured)	458,008
500,000(d)	Garland Independent School District, Series A, 5.00%, 2/15/39 (PSF-GTD Insured)	567,845
1,000,000(d)	Garland Independent School District, Series A, 5.00%, 2/15/40 (PSF-GTD Insured)	1,130,260
10,000,000	Harris County Cultural Education Facilities Finance Corp., Texas Children's Hospital, 3.00%, 10/1/51	7,257,400
1,000,000	Harris County Cultural Education Facilities Finance Corp., YMCA Greater Houston Area, Series A, 5.00%, 6/1/28	964,310
500,000	Harris County Cultural Education Facilities Finance Corp., YMCA Greater Houston Area, Series A, 5.00%, 6/1/33	453,980
6,880,000	Lower Colorado River Authority, LCRA Transmission Services Corp. Project, 5.00%, 5/15/49	7,420,287
5,000,000(d)	Lubbock-Cooper Independent School District, 4.00%, 2/15/49 (PSF-GTD Insured)	4,801,400
1,500,000(d)	Midland Independent School District, 5.00%, 2/15/50 (PSF-GTD Insured)	1,559,085
2,000,000	New Hope Cultural Education Facilities Finance Corp., Cardinal Bay, Inc., Village On The Park, Series B, 4.75%, 7/1/51	930,000
3,500,000(d)	State of Texas, Series B, 2.125%, 8/1/38	2,638,930
10,000,000(d)	Tarrant County College District, 2.00%, 8/15/37	7,636,700
1,970,000	Texas Department of Housing & Community Affairs, Series A, 2.45%, 7/1/46 (GNMA Insured)	1,401,891
1,295,000	Texas Department of Housing & Community Affairs, Series A, 3.50%, 7/1/34 (GNMA/FNMA Insured)	1,297,992
1,625,000	Texas Department of Housing & Community Affairs, Series A, 3.80%, 7/1/39 (GNMA/FNMA Insured)	1,569,181
1,500,000	Texas Water Development Board, 4.80%, 10/15/52	1,585,005
5,000,000	Texas Water Development Board, State Revolving Fund, 3.00%, 8/1/40	4,313,300
5,000,000	Texas Water Development Board, St. Water Implementation Fund, Series A, 4.00%, 4/15/48	4,826,000
	Total Texas	$75,427,094

Pioneer AMT-Free Municipal Fund | 3/31/2410

Schedule of Investments  |  3/31/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Utah — 1.2%
13,110,000	Utah State University, Series B, 3.00%, 12/1/49	$ 10,236,026
	Total Utah	$10,236,026

	Virginia — 6.8%
5,340,000(d)	City of Alexandria, Series A, 3.00%, 7/15/46 (ST AID WITHHLDG Insured)	$ 4,225,489
2,425,000(d)	City of Lynchburg, 2.375%, 8/1/39	1,902,316
2,505,000(d)	City of Lynchburg, 2.375%, 8/1/40	1,923,139
2,750,000	Hampton Roads Transportation Accountability Commission, Series A, 4.00%, 7/1/57	2,605,927
5,725,000	Loudoun County Economic Development Authority, Series A, 2.125%, 12/1/39	4,165,624
15,970,000	Loudoun County Economic Development Authority, Howard Hughes Medical Institute Issue, 4.00%, 10/1/52	15,744,024
1,590,000	Loudoun County Sanitation Authority, 2.00%, 1/1/41	1,108,119
1,300,000	Tobacco Settlement Financing Corp., Series A-1, 6.706%, 6/1/46	1,121,419
18,490,000	Tobacco Settlement Financing Corp., Series B-1, 5.00%, 6/1/47	18,115,577
8,000,000	Virginia College Building Authority, Public Higher Education Financing Program, Series C, 3.00%, 9/1/51 (ST INTERCEPT Insured)	6,091,200
650,000	Virginia Housing Development Authority, Series E, 2.10%, 7/1/35	532,870
1,000,000	Virginia Housing Development Authority, Series E, 2.30%, 7/1/40	760,980
	Total Virginia	$58,296,684

	Washington — 2.5%
1,025,000	Central Puget Sound Regional Transit Authority, Green Bond, Series S-1, 5.00%, 11/1/46	$ 1,198,389
11Pioneer AMT-Free Municipal Fund | 3/31/24

Principal Amount USD ($)		Value
	Washington — (continued)
10,250,000	City of Seattle Municipal Light & Power Revenue, Series A, 4.00%, 1/1/48	$ 9,900,167
10,000,000	King County Housing Authority, Birch Creek Apartments Project, 5.50%, 5/1/38 (CNTY GTD Insured)	10,208,300
	Total Washington	$21,306,856

	Total Municipal Bonds (Cost $901,370,788)	$839,038,723

	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 98.5% (Cost $901,370,788)	$839,038,723
	OTHER ASSETS AND LIABILITIES — 1.5%	$12,964,407
	net assets — 100.0%	$852,003,130

AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	Ambac Assurance Corporation.
CNTY GTD	County Guaranteed.
FNMA	Federal National Mortgage Association.
GNMA	Government National Mortgage Association.
NATL	National Public Finance Guarantee Corp.
PSF-GTD	Permanent School Fund Guaranteed.
RIB	Residual Interest Bond is purchased in a secondary market. The interest rate is subject to change periodically and inversely based upon prevailing market rates. The interest rate shown is the rate at March 31, 2024.
SCH BD GTY	School Board Guaranty.
SONYMA	State of New York Mortgage Agency.
ST AID WITHHLDG	State Aid Withholding.
ST INTERCEPT	State Aid Intercept.
(144A)	The resale of such security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers. At March 31, 2024, the value of these securities amounted to $12,103,273, or 1.4% of net assets.
(a)	Consists of Revenue Bonds unless otherwise indicated.
(b)	Escrow to maturity.
(c)	Security issued with a zero coupon. Income is recognized through accretion of discount.
Pioneer AMT-Free Municipal Fund | 3/31/2412

Schedule of Investments  |  3/31/24
(unaudited) (continued)
(d)	Represents a General Obligation Bond.
(e)	Security is in default.
(f)	The interest rate is subject to change periodically. The interest rate and/or reference index and spread shown at March 31, 2024.
The concentration of investments as a percentage of total investments by type of obligation/market sector is as follows:
Revenue Bonds:
Health Revenue	22.1%
Education Revenue	16.4
Transportation Revenue	11.4
Development Revenue	10.3
Tobacco Revenue	6.1
Water Revenue	5.6
General Revenue	0.9
Other Revenue	0.7
Power Revenue	0.6
74.1%
General Obligation Bonds:	25.9%
100.0%
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3	–	significant unobservable inputs (including the Adviser’s own assumptions in determining fair value of investments).
The following is a summary of the inputs used as of March 31, 2024 in valuing the Fund’s investments:
	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$839,038,723	$—	$839,038,723
Total Investments in Securities	$—	$839,038,723	$—	$839,038,723
During the period ended March 31, 2024, there were no transfers in or out of Level 3.
13Pioneer AMT-Free Municipal Fund | 3/31/24